UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21443

BlackRock Dividend AchieversTM Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Dividend AchieversTM Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Dividend Achievers™ Trust (BDV)
(Percentage of Net Assets)

Shares	Description	Value
	LONG-TERM INVESTMENTS—99.6%
	Common Stocks—99.6%
	Aerospace & Defense—0.3%
34,300	United Technologies Corp.	$2,333,086
	Automotive—0.8%
142,900	Genuine Parts Co.	6,790,608
	Basic Materials—1.8%
69,300	PPG Industries, Inc.	4,593,897
225,500	RPM Intl., Inc.	5,238,365
167,000	Sonoco Products Co.	6,429,500
	Total Basic Materials	16,261,762
	Conglomerates—3.7%
914,100	General Electric Co.	32,953,305
	Consumer Products—14.6%
492,700	Altria Group, Inc.	43,057,053
97,700	Anheuser-Busch Cos., Inc.	4,979,769
481,900	Coca-Cola Co. (The)	23,073,372
342,000	ConAgra Foods, Inc.	8,792,820
48,200	Home Depot, Inc.	1,963,668
186,200	Kimberly-Clark Corp.	12,922,280
172,500	McDonald’s Corp.	7,650,375
72,000	Procter & Gamble Co.	4,670,640
524,400	Sara Lee Corp.	8,993,460
48,300	Stanley Works (The)	2,765,658
154,000	Universal Corp.	7,442,820
79,400	Wal-Mart Stores, Inc.	3,786,586
	Total Consumer Products	130,098,501
	Energy—14.6%
120,000	Atmos Energy Corp.	3,748,800
582,900	Chevron Corp.	42,481,752
357,500	Consolidated Edison, Inc.	17,260,100
363,000	Exxon Mobil Corp.	26,898,300
93,200	National Fuel Gas Co.	3,792,308
42,900	Peoples Energy Corp.	1,868,295
199,700	Pinnacle West Capital Corp.	9,743,363
339,300	Progress Energy, Inc.	16,130,322
104,100	Vectren Corp.	2,927,292
67,600	WGL Holdings, Inc.	2,138,188
56,900	WPS Resources Corp.	3,018,545
	Total Energy	130,007,265
	Financial Institutions—37.6%
75,000	Allstate Corp.	4,512,000
60,000	American Intl. Group, Inc.	4,107,000
135,600	Arthur J. Gallagher & Co.	3,887,652
803,600	Bank of America Corp.	42,253,288
429,600	BB&T Corp.	18,154,896
129,494	Capital One Financial Corp.	10,411,317
766,300	Citigroup, Inc.	42,246,119
281,400	Comerica, Inc.	16,687,020
346,000	Fifth Third Bancorp	13,805,400
151,400	First Commonwealth Financial Corp.	1,990,910
52,600	FirstMerit Corp.	1,184,552
123,500	FNB Corp.	2,172,365
41,200	Franklin Resources, Inc.	4,907,332
61,000	Freddie Mac	3,960,730
561,100	KeyCorp	21,417,187
99,500	Lincoln National Corp.	6,680,430
783,800	National City Corp.	29,666,830
100,000	Popular, Inc.	1,826,000
464,326	Regions Financial Corp.	16,836,461

BlackRock Dividend Achievers™ Trust (BDV) (continued)
(Percentage of Net Assets)

Shares	Description	Value
	Financial Institutions—(cont’d)
168,000	SunTrust Banks, Inc.	$13,960,800
138,000	T. Rowe Price Group, Inc.	6,622,620
73,437	TD Banknorth, Inc.	2,368,343
102,642	Valley National Bancorp	2,628,662
663,700	Washington Mutual, Inc.	29,594,383
939,400	Wells Fargo & Co.	33,743,248
	Total Financial Institutions	335,625,545
	Health Care—12.4%
174,100	Abbott Laboratories	9,227,300
315,400	Eli Lilly & Co.	17,069,448
257,500	Johnson & Johnson	17,201,000
775,200	Merck & Co., Inc.	34,690,200
1,258,000	Pfizer, Inc.	33,009,920
	Total Health Care	111,197,868
	Industrials—1.4%
77,100	3M Co.	5,728,530
27,800	Caterpillar, Inc.	1,781,146
55,800	Emerson Electric Co.	2,509,326
207,200	ServiceMaster Co.	2,703,960
	Total Industrials	12,722,962
	Real Estate Investment Trust—4.9%
100,500	General Growth Properties, Inc.	6,182,760
184,400	Health Care Property Investors, Inc.	7,606,500
55,000	Healthcare Realty Trust, Inc.	2,330,900
97,000	Home Properties, Inc.	6,236,130
94,000	Lexington Realty Trust	2,000,320
102,000	Liberty Property Trust	5,277,480
89,200	National Retail Properties, Inc.	2,118,500
85,900	Realty Income Corp.	2,472,202
58,300	Sun Communities, Inc.	1,842,863
167,400	United Dominion Realty Trust, Inc.	5,489,046
57,800	Universal Health Realty Income Trust	2,337,432
	Total Real Estate Investment Trust	43,894,133
	Technology—1.5%
50,100	Intl. Business Machines Corp.	4,967,415
184,000	Pitney Bowes, Inc.	8,808,080
	Total Technology	13,775,495
	Telecommunications—6.0%
63,000	Alltel Corp.	3,861,270
1,319,900	AT&T, Inc.	49,667,837
	Total Telecommunications	53,529,107
	Total Common Stocks (cost $736,089,706)	889,189,637
	MONEY MARKET FUND—0.3%
2,462,760	Fidelity Institutional Money Market Prime Portfolio (cost $2,462,760)	2,462,760
	Total investments—99.9% (cost $738,552,4661)	$891,652,397
	Other assets in excess of liabilities—0.1%	1,197,327
	Net Assets—100.0%	$892,849,724
____________
1

Cost for federal income tax purposes is $737,609,347. The net unrealized appreciation on a tax basis is $154,043,050, consisting of $160,853,295 gross unrealized appreciation and $6,810,245 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Dividend AchieversTM Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007